UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21831

ALTERNATIVE INVESTMENT PARTNERS ABSOLUTE RETURN FUND STS

(Exact name of Registrant as specified in Charter)

100 Front Street, Suite 400

West Conshohocken, Pennsylvania 19428-2881

(Address of principal executive offices)

Registrant’s Telephone Number, including Area Code: (610) 260-7600

Kara Fricke, Esq.

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, New York 10036

(Name and address of agent for service)

COPY TO:

Allison M. Fumai, Esq.

DECHERT LLP

1095 Avenue of the Americas

New York, NY 10036-6797

(212) 698-3526

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

ITEM 1.	REPORTS TO STOCKHOLDERS. The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

2

ALTERNATIVE INVESTMENT PARTNERS ABSOLUTE RETURN FUND STS Consolidated Financial Statements (Unaudited) For the Period from January 1, 2020 to June 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ Annual and Semi-Annual Reports to Shareholders (“Shareholder Reports”) will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the reports will be made available on the Fund’s website, https://www.morganstanley.com/im/registeredhedgefundshareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the report.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, you can call 800-421-7572 or send an email request to MorganStanleyAlter@umb.com to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the Fund complex if you invest directly with the Fund.

Alternative Investment Partners Absolute Return Fund STS

Consolidated Financial Statements (Unaudited)

For the Period from January 1, 2020 to June 30, 2020

Unaudited financial statements for Alternative Investment Partners Absolute Return Fund for the period from January 1, 2020 to June 30, 2020 are attached to these consolidated financial statements and are an integral part thereof.

Alternative Investment Partners Absolute Return Fund STS

Consolidated Statement of Assets and Liabilities (Unaudited)

June 30, 2020

Assets
Investment in Alternative Investment Partners Absolute Return Fund, at fair value	$191,817,044
Cash and cash equivalents	283,966
Repurchases receivable from Alternative Investment Partners Absolute Return Fund	7,555,371

Total assets	199,656,381

Liabilities
Payable for share repurchases	7,560,521
Subscriptions received in advance	100,000
Accrued expenses and other liabilities	1,108,553

Total liabilities	8,769,074

Net assets	$190,887,307

Net assets consist of:
Net capital	$112,760,479
Total distributable earnings (loss)	78,126,828

Net assets	$190,887,307

Net asset value per share:
124,336.612 shares issued and outstanding, no par value, 1,000,000 registered shares	$1,535.25
Maximum offering price per share
($1,535.25 plus sales load of 3% of net asset value per share)	$1,581.31

See accompanying notes and attached unaudited financial statements for Alternative Investment Partners Absolute Return Fund.

1

Alternative Investment Partners Absolute Return Fund STS

Consolidated Statement of Operations (Unaudited)

For the Period from January 1, 2020 to June 30, 2020

Net investment income (loss) allocated from Alternative Investment Partners Absolute Return Fund
Dividend income	$29,328
Expenses	(2,533,025)

Net investment income (loss) allocated from Alternative Investment Partners Absolute Return Fund	(2,503,697)

Fund expenses
Withholding taxes	350,856
Professional fees	106,000
Transfer agent fees	74,663
Printing fees	38,054
Registration fees	28,971
Trustees’ fees	2,370
Custody fees	809
Other	6,647

Total fund expenses	608,370

Net investment income (loss)	(3,112,067)

Realized and unrealized gain (loss) from investments allocated from Alternative Investment Partners Absolute Return Fund
Net realized gain (loss) from investments in investment funds	10,053,143
Net change in unrealized appreciation (depreciation) on investments	(8,801,183)

Net realized and unrealized gain (loss) from investments allocated from Alternative Investment Partners Absolute Return Fund	1,251,960

Net increase (decrease) in net assets resulting from operations	$(1,860,107)

See accompanying notes and attached unaudited financial statements for Alternative Investment Partners Absolute Return Fund.

2

Alternative Investment Partners Absolute Return Fund STS

Consolidated Statements of Changes in Net Assets (Unaudited)

For the year ended December 31, 2019
Net increase (decrease) in net assets resulting from operations:
Net investment income (loss)	$(8,058,865)
Net realized gain (loss) from investments	8,690,688
Net change in unrealized appreciation (depreciation) on investments	12,378,143

Net increase (decrease) in net assets resulting from operations	13,009,966

Shareholder transactions
Subscriptions (representing 94.738 shares)	142,824
Repurchases (representing 35,091.541 shares)	(53,417,728)

Net increase (decrease) in net assets from shareholder transactions	(53,274,904)

Total increase (decrease) in net assets	(40,264,938)
Net assets, beginning of year (representing 171,239.079 shares)	250,650,117

Net assets, end of year (representing 136,242.276 shares)	$210,385,179

For the period from January 1, 2020 to June 30, 2020
Net increase (decrease) in net assets resulting from operations:
Net investment income (loss)	$(3,112,067)
Net realized gain (loss) from investments	10,053,143
Net change in unrealized appreciation (depreciation) on investments	(8,801,183)

Net increase (decrease) in net assets resulting from operations	(1,860,107)

Shareholder transactions
Subscriptions (representing 175.039 shares)	269,193
Repurchases (representing 12,080.703 shares)	(17,906,958)

Net increase (decrease) in net assets from shareholder transactions	(17,637,765)

Total increase (decrease) in net assets	(19,497,872)
Net assets, beginning of period (representing 136,242.276 shares)	210,385,179

Net assets, end of period (representing 124,336.612 shares)	$190,887,307

See accompanying notes and attached unaudited financial statements for Alternative Investment Partners Absolute Return Fund.

3

Alternative Investment Partners Absolute Return Fund STS

Consolidated Statement of Cash Flows (Unaudited)

For the Period from January 1, 2020 to June 30, 2020

Cash flows from operating activities
Net increase (decrease) in net assets resulting from operations	$(1,860,107)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Net investment (income) loss allocated from Alternative Investment Partners Absolute Return Fund	2,503,697
Net realized (gain) loss from investments allocated from Alternative Investment Partners Absolute Return Fund	(10,053,143)
Net change in unrealized (appreciation) depreciation on investments allocated from Alternative Investment Partners Absolute Return Fund	8,801,183
Proceeds from sales of investments in Alternative Investment Partners Absolute Return Fund	17,906,958
(Increase) decrease in repurchases receivable from Alternative Investment Partners Absolute Return Fund	13,547,909
(Increase) decrease in withholding tax credit	245,843
Increase (decrease) in due to Alternative Investment Partners Absolute Return Fund	(839,824)
Increase (decrease) in accrued expenses and other liabilities	998,626

Net cash provided by (used in) operating activities	31,251,142

Cash flows from financing activities
Subscriptions	369,193
Repurchases	(31,354,867)

Net cash provided by (used in) financing activities	(30,985,674)

Net change in cash and cash equivalents	265,468
Cash and cash equivalents at beginning of period	18,498

Cash and cash equivalents at end of period	$283,966

See accompanying notes and attached unaudited financial statements for Alternative Investment Partners Absolute Return Fund.

4

Alternative Investment Partners Absolute Return Fund STS

Notes to Consolidated Financial Statements (Unaudited)

June 30, 2020

1.	Organization and Consolidation

Alternative Investment Partners Absolute Return Fund STS (the “Fund”) was organized under the laws of the State of Delaware as a statutory trust on October 31, 2005. The Fund commenced operations on September 1, 2006 and operates pursuant to an Agreement and Declaration of Trust (the “Trust Deed”). The Fund is registered under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Fund’s term is perpetual unless the Fund is otherwise terminated under the terms of the Trust Deed or unless and until required by law.

The Fund is a “Feeder” fund in a “Master-Feeder” structure whereby the Fund invests substantially all of its assets in AIP Absolute Return Fund LDC (the “Offshore Fund”), a Cayman Islands limited duration company, which in turn invests substantially all of its assets in Alternative Investment Partners Absolute Return Fund (the “Master Fund”). The Master Fund is a statutory trust organized under the laws of the State of Delaware and is registered under the 1940 Act, as a closed-end, non-diversified, management investment company. Morgan Stanley AIP GP LP serves as the Master Fund’s investment adviser (the “Investment Adviser”). The Investment Adviser is an affiliate of Morgan Stanley and is registered as an investment adviser under the U.S. Investment Advisers Act of 1940, as amended and as a commodity trading adviser and a commodity pool operator with the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”). The Fund and the Offshore Fund have the same investment objective as the Master Fund. The Master Fund’s investment objective is to seek capital appreciation principally through investing in investment funds (“Investment Funds”) managed by third party investment managers who employ a variety of “absolute return” investment strategies in pursuit of attractive risk-adjusted returns consistent with the preservation of capital. “Absolute return” refers to a broad class of investment strategies that are managed without reference to the performance of equity, debt and other markets. “Absolute return” investment strategies allow investment managers the flexibility to use leveraged or short-sale positions to take advantage of perceived inefficiencies across the global capital markets. The Master Fund may seek to gain investment exposure to certain Investment Funds or to adjust market or risk exposure by entering into derivative transactions such as total return swaps, options and futures.

The Fund consolidates the Offshore Fund, a wholly-owned subsidiary, and has included all of the assets and liabilities and revenues and expenses of the Offshore Fund in the accompanying financial statements. Intercompany balances have been eliminated through consolidation. As of June 30, 2020, the Fund had a 60.96% indirect ownership interest in the Master Fund. The financial statements of the Master Fund, including the Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s consolidated financial statements.

The Fund has a Board of Trustees (the “Board”) that has overall responsibility for monitoring and overseeing the Fund’s investment program and its management and operations. A majority of the members of the Board (the “Trustees”) are not “interested persons” (as defined by the 1940 Act) of the Fund or the Investment Adviser. The same Trustees also serve as the Master Fund’s Board of Trustees.

See attached unaudited financial statements for Alternative Investment Partners Absolute Return Fund.

5

Alternative Investment Partners Absolute Return Fund STS

Notes to Consolidated Financial Statements (Unaudited) (continued)

2.	Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“US GAAP”). Such policies are consistently followed by the Fund in preparation of its consolidated financial statements. Management has determined that the Fund is an investment company in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies,” for the purpose of financial reporting. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases or decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund’s financial statements are stated in United States dollars.

Investment in the Fund

The Fund offers on a continuous basis through Morgan Stanley Distribution, Inc. (the “Distributor”), an affiliate of Morgan Stanley, 1,000,000 shares of beneficial interest (“Shares”). The initial closing date (“Initial Closing Date”) for public offering of Shares was September 1, 2006. Shares were offered until the Initial Closing Date at an initial offering price of $1,000 per Share, plus any applicable sales load, and have been continuously offered thereafter for purchase as of the first day of each calendar month at the Fund’s then current net asset value per Share, plus any applicable sales load. The Distributor may enter into selected dealer agreements with various brokers and dealers (“Selling Agents”), some of which are affiliates of the Fund, that have agreed to participate in the distribution of the Fund’s Shares. Shares may also be purchased through any registered investment adviser (a “RIA”) that has entered into an arrangement with the Distributor for such RIA to recommend Shares to its clients in conjunction with a “wrap” fee, asset allocation or other managed asset program by such RIA.

Shares are sold only to certain special tax status investors (“Shareholders”), namely tax-exempt and tax-deferred investors. These investors also must represent that they are “accredited investors” within the meaning of Rule 501(a) of Regulation D promulgated under the U.S. Securities Act of 1933, as amended. The Distributor or any Selling Agent or RIA may impose additional eligibility requirements for investors who purchase Shares through the Distributor or such Selling Agent or RIA. The minimum initial investment in the Fund by any Shareholder is $50,000. The minimum additional investment in the Fund by any Shareholder is $25,000. The minimum initial and additional investments may be reduced by the Fund with respect to certain Shareholders. Shareholders may only purchase their Shares through the Distributor, a Selling Agent or a RIA.

See attached unaudited financial statements for Alternative Investment Partners Absolute Return Fund.

6

Alternative Investment Partners Absolute Return Fund STS

Notes to Consolidated Financial Statements (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

Investment in the Fund (continued)

The Distributor and Selling Agents may charge Shareholders a sales load of up to 3% of the Shareholder’s purchase. The Distributor or a Selling Agent may, in its discretion, waive the sales load for certain investors. In addition, purchasers of Shares in conjunction with certain “wrap” fee, asset allocation or other managed asset programs sponsored by an investment adviser, including an affiliate of the Adviser, or Morgan Stanley and its affiliates (including the Adviser) and the directors, partners, principals, officers and employees of Morgan Stanley and its affiliates may not be charged a sales load by the Distributor or Selling Agent.

The Fund may from time to time offer to repurchase Shares (or portions of them) at net asset value pursuant to written tenders by Shareholders. Any offer to repurchase Shares by the Fund is only made to Shareholders at the same times as, and in parallel with, each repurchase offer made by the Master Fund to its investors, including, indirectly, the Fund. Each such repurchase offer made by the Master Fund will generally apply to up to 15% of the net assets of the Master Fund. Repurchases are made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Shares (or portions of them) from Shareholders, the Board will consider the recommendations of the Adviser as to the timing of such an offer, as well as a variety of operational, business and economic factors. The Adviser expects that it will recommend to the Board that the Fund offers to repurchase Shares (or portions of them) from Shareholders quarterly, on each March 31, June 30, September 30 and December 31. In general, the Fund will initially pay at least 90% of the estimated value of the repurchased Shares to Shareholders as of the later of: (1) a period of within 30 days after the value of the Shares to be repurchased is determined, or (2) if the Master Fund has requested withdrawals of its capital from any Investment Funds in order to fund the repurchase of Shares, within ten business days after the Master Fund has received at least 90% of the aggregate amount withdrawn by the Master Fund from such Investment Funds. The remaining amount (the “Holdback Amount”) will be paid promptly after completion of the annual audit of the Fund and preparation of the Fund’s audited consolidated financial statements. As of June 30, 2020, the total of all Shareholders’ Holdback Amounts was $188,212 which includes any Holdback Amount for repurchases as of June 30, 2020, and is included in payable for share repurchases in the Consolidated Statement of Assets and Liabilities.

Investment in the Master Fund

The Fund records its investment in the Master Fund at fair value which is represented by the Fund’s proportionate indirect interest in the net assets of the Master Fund as of June 30, 2020. Valuation of Investment Funds and other investments held by the Master Fund, including the Master Fund’s disclosure of investments under the three-tier hierarchy, is discussed in the notes to the Master Fund’s financial statements. The Fund records its pro rata share of the Master Fund’s income, expenses and realized and unrealized gains and losses. The performance of the Fund is directly affected by the performance of the Master Fund. The financial statements of the Master Fund, which are attached, are an integral part of these consolidated financial statements. Please refer to the accounting policies disclosed in the financial statements of the Master Fund for additional information regarding significant accounting policies that affect the Fund.

See attached unaudited financial statements for Alternative Investment Partners Absolute Return Fund.

7

Alternative Investment Partners Absolute Return Fund STS

Notes to Consolidated Financial Statements (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

Cash and Cash Equivalents

Cash and cash equivalents consist of cash held on deposit and short term highly liquid investments that are readily convertible to known amounts of cash and have maturities of three months or less. As of June 30, 2020, the Fund did not hold any cash equivalents.

Income Recognition and Expenses

The Fund recognizes income and expenses on an accrual basis. Income, expenses and realized and unrealized gains and losses are recorded monthly. The Fund accrues its own expenses. The Fund does not pay the Adviser a management fee. As an indirect holder of shares in the Master Fund, however, the Fund does bear its allocable portion (based on the net asset value of the Master Fund attributable to the Fund) of the expenses of the Master Fund, including the management fee paid to the Investment Adviser and shareholder servicing fees paid to the Distributor as described in the Master Fund’s financial statements. Please refer to the attached financial statements of the Master Fund for a discussion of the computation of the management fee and shareholder servicing fee. Included in expenses allocated from the Master Fund in the Consolidated Statement of Operations is $1,006,346 and $743,714, which are the Fund’s proportionate share of management fees and shareholder servicing fees, respectively, incurred by the Master Fund for the period from January 1, 2020 to June 30, 2020.

Third-Party Service Providers

State Street Bank and Trust Company (“State Street”) provides accounting and administrative services to the Fund. State Street also serves as the Fund’s custodian.

UMB Fund Services, Inc. serves as the Funds transfer agent. Transfer agent fees are payable monthly based on an annual Fund base fee, annual per Shareholder account changes, and out-of-pocket expenses incurred by the transfer agent on the Fund’s behalf.

Income and Withholding Taxes

The Fund expects to be treated as a partnership for U.S. federal income tax purposes. No provision for federal, state, or local income taxes is required in the consolidated financial statements. In accordance with the U.S. Internal Revenue Code of 1986, as amended, each of the Shareholders is to include its respective share of the Fund’s realized profits or losses in its individual tax returns. The Fund files tax returns with the U.S. Internal Revenue Service and various states.

The Master Fund is required to withhold up to 30% U.S. tax from U.S. source dividends and 20% (33% for non-corporate, non-U.S. investors) U.S. tax from effectively connected income allocable to its non-U.S. investors and remit those amounts to the U.S. internal Revenue Service on behalf of the non-U.S. investors. If the Master Fund incurs a withholding tax or other tax obligation with respect to the share of the Master Fund’s income allocable to any Shareholder, then the Master Fund, without limitation of any other rights of the Fund, will cause a Share repurchase from the Master Fund in the amount of the tax obligation. The amount of the tax obligation attributable to the Fund will be treated as an expense by the Fund.

See attached unaudited financial statements for Alternative Investment Partners Absolute Return Fund.

8

Alternative Investment Partners Absolute Return Fund STS

Notes to Consolidated Financial Statements (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

Income and Withholding Taxes (continued)

For the period from January 1, 2020 to June 30, 2020, the Master Fund recorded an estimated tax withholding amount of $350,856 related to the Fund’s share of withholding taxes, which is included in the Fund’s Consolidated Statement of Operations.

The Fund has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements as of June 30, 2020. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Consolidated Statement of Operations. Generally, open tax years under potential examination vary by jurisdiction, but at least each of the tax years in the four-year period ended December 31, 2019, remains subject to examination by major taxing authorities.

3.	Contractual Obligations

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

See attached unaudited financial statements for Alternative Investment Partners Absolute Return Fund.

9

Alternative Investment Partners Absolute Return Fund STS

Notes to Consolidated Financial Statements (Unaudited) (continued)

4.	Financial Highlights

The following represents per Share data, ratios to average net assets and other financial highlights information for Shareholders. The calculations below are not annualized for periods less than one year.

	For the Period	For the Year	For the Year	For the Year	For the Year	For the Year
	From January 1,	Ended	Ended	Ended	Ended	Ended
	2020 to June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2020	2019	2018	2017	2016	2015
For a Share outstanding throughout the period:
Net asset value, beginning of period	$1,544.20	$1,463.74	$1,493.37	$1,431.99	$1,450.79	$1,391.82

Net investment income (loss) (a)	(23.44)	(50.21)	(44.96)	(43.09)	(41.35)	(37.78)
Net realized and unrealized gain (loss) from investments	14.49	130.67	15.33	104.47	22.55	96.75

Net increase (decrease) resulting from operations	(8.95)	80.46	(29.63)	61.38	(18.80)	58.97

Net asset value, end of period	$1,535.25	$1,544.20	$1,463.74	$1,493.37	$1,431.99	$1,450.79

Total return (b)	(0.58%)	5.50%	(1.98%)	4.29%	(1.30%)	4.24%
Ratio of total expenses (c)	1.57%	3.41%	3.04%	2.96%	2.94%	2.64%
Ratio of net investment income (loss) (d)	(1.55%)	(3.33%)	(2.99%)	(2.94%)	(2.93%)	(2.64%)
Portfolio turnover (e)	7%	33%	22%	14%	21%	20%
Net assets, end of period (000s)	$190,887	$210,385	$250,650	$281,525	$307,223	$344,630

(a)	Calculated based on the average shares outstanding methodology.
(b)

Total return assumes a subscription of a Share in the Fund at the beginning of the period indicated and a repurchase of the Share on the last day of the period indicated, and does not reflect the impact of the sales load, if any, incurred when subscribing to the Fund.

(c)	Includes expenses allocated from the Master Fund.
(d)	Includes income and expenses allocated from the Master Fund.
(e)	The portfolio turnover rate reflects investment activity of the Master Fund.

The above ratios and total returns have been calculated for the Shareholders taken as a whole. An individual Shareholder’s return and ratios may vary from these returns and ratios due to the timing of

Share transactions and withholding tax allocation, as applicable.

5.	Subsequent Events

Unless otherwise stated throughout the Notes to Consolidated Financial Statements, the Fund noted no subsequent events that require disclosure in or adjustment to the consolidated financial statements.

Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak could impact the operations and financial performance of certain of the Fund’s investments. The extent of the impact to the financial performance of the Fund’s investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund’s investments are impacted because of these factors for an extended period, the performance of the Fund’s investments may be adversely affected.

See attached unaudited financial statements for Alternative Investment Partners Absolute Return Fund.

10

Alternative Investment Partners Absolute Return Fund STS

Proxy Voting Policies and Procedures and Proxy Voting Record (Unaudited)

If applicable, a copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s investments; and (2) how the Fund voted proxies relating to Fund investments during the most recent period ended June 30, is available without charge, upon request, by calling the Fund at 1-888-322-4675. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Portfolio Schedule (Unaudited)

The Fund also files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the Fund’s first and third fiscal quarters on Form N-PORT. The Fund’s Forms N-PORT are available on the Securities and Exchange Commission’s website at http://www.sec.gov. Once filed, the most recent Form N-PORT will be available without charge, upon request, by calling the Fund at 1-888-322-4675.

11

Alternative Investment Partners Absolute Return Fund STS

100 Front Street, Suite 400

West Conshohocken, PA 19428

Trustees	Legal Counsel
W. Allen Reed, Chair of the Board	Dechert LLP
Frank L. Bowman	1095 Avenue of the Americas
Kathleen A. Dennis	New York, NY 10036
Nancy C. Everett
Jakki L. Haussler	Counsel to the Independent Trustees
Dr. Manuel H. Johnson	Perkins Coie LLP
Joseph J. Kearns	1155 Avenue of the Americas
Michael F. Klein	New York, New York 10036
Patricia Maleski

Officers
John H. Gernon, President and Principal Executive Officer
Matthew Graver, Vice President
Michael J. Key, Vice President
Timothy Knierim, Chief Compliance Officer
Francis J. Smith, Treasurer and Principal Financial Officer
Mary E. Mullin, Secretary

Master Fund’s Investment Adviser
Morgan Stanley AIP GP LP
100 Front Street, Suite 400
West Conshohocken, PA 19428

Administrator, Custodian, Fund Accounting Agent and Escrow Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Transfer Agent
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
One Commerce Square
2005 Market Street, Suite 700
Philadelphia, PA 19103

12

ALTERNATIVE INVESTMENT PARTNERS
ABSOLUTE RETURN FUND

Financial Statements (Unaudited)

For the Period from January 1, 2020 to June 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ Annual and Semi-Annual Reports to Shareholders (“Shareholder Reports”) will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the reports will be made available on the Fund’s website, https://www.morganstanley.com/im/registeredhedgefundshareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the report.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, you can call 800-421-7572 or send an email request to MorganStanleyAlter@umb.com to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the Fund complex if you invest directly with the Fund.

Alternative Investment Partners Absolute Return Fund

Financial Statements (Unaudited)

For the Period from January 1, 2020 to June 30, 2020

Contents

Financial Statements (Unaudited)

Alternative Investment Partners Absolute Return Fund

Statement of Assets and Liabilities (Unaudited)

June 30, 2020

Assets
Investment in investment funds, at fair value (cost $278,113,318)	$352,302,596
Cash and cash equivalents	3,349,640
Prepaid investments in investment funds	4,100,000
Receivable for investments sold	42,883,355
Other assets	43,290

Total assets	402,678,881

Liabilities
Line of credit payable	70,096,267
Payable for share repurchases	14,657,211
Management fee payable	1,661,718
Shareholder servicing fee payable	1,228,050
Withholding tax payable	12,538
Transfer agent fee payable	17,708
Accrued expenses and other liabilities	356,393

Total liabilities	88,029,885

Net assets	$314,648,996

Net assets consist of:
Net capital	$167,060,761
Total distributable earnings (loss)	147,588,235

Net assets	$314,648,996

Net asset value per share:
181,627.250 shares issued and outstanding, no par value, 1,500,000 registered shares	$1,732.39
Maximum offering price per share
($1,732.39 plus sales load of 3% of net asset value per share)	$1,784.36

The accompanying notes are an integral part of these financial statements and should be used in conjunction herewith.

Alternative Investment Partners Absolute Return Fund

Statement of Operations (Unaudited)

For the Period from January 1, 2020 to June 30, 2020

Investment income
Dividend	$48,390

Expenses
Management fees	1,661,718
Shareholder servicing fees	1,228,050
Interest expense	875,320
Professional fees	137,675
Accounting and administration fees	112,534
Custody fees	46,638
Registration fees	43,900
Transfer agent fees	34,424
Other	42,310

Total expenses	4,182,569

Net investment income (loss)	(4,134,179)

Realized and unrealized gain (loss) from investments
Net realized gain (loss) from investments in investment funds	16,605,246
Net change in unrealized appreciation/depreciation on investments in investment funds	(14,555,519)

Net realized and unrealized gain (loss) from investments	2,049,727

Net increase (decrease) in net assets resulting from operations	$(2,084,452)

The accompanying notes are an integral part of these financial statements and should be used in conjunction herewith.

Alternative Investment Partners Absolute Return Fund

Statements of Changes in Net Assets (Unaudited)

For the year ended December 31, 2019
Net increase (decrease) in net assets resulting from operations:
Net investment income (loss)	$(10,146,969)
Net realized gain (loss) from investments	13,948,069
Net change in unrealized appreciation/depreciation on investments	19,660,895

Net increase (decrease) in net assets resulting from operations	23,461,995

Shareholder transactions
Subscriptions (representing 1,375.924 shares)	2,311,982
Repurchases (representing 43,288.234 shares)	(73,771,399)

Net increase (decrease) in net assets from shareholder transactions	(71,459,417)

Total increase (decrease) in net assets	(47,997,422)
Net assets, beginning of year (representing 242,544.521 shares)	396,558,665

Net assets, end of year (representing 200,632.211 shares)	$348,561,243

For the period from January 1, 2020 to June 30, 2020
Net increase (decrease) in net assets resulting from operations:
Net investment income (loss)	$(4,134,179)
Net realized gain (loss) from investments	16,605,246
Net change in unrealized appreciation/depreciation on investments	(14,555,519)

Net increase (decrease) in net assets resulting from operations	(2,084,452)

Shareholder transactions
Subscriptions (representing 161.067 shares)	271,781
Repurchases (representing 19,166.028 shares)	(32,099,576)

Net increase (decrease) in net assets from shareholder transactions	(31,827,795)

Total increase (decrease) in net assets	(33,912,247)
Net assets, beginning of period (representing 200,632.211 shares)	348,561,243

Net assets, end of period (representing 181,627.250 shares)	$314,648,996

The accompanying notes are an integral part of these financial statements and should be used in conjunction herewith.

Alternative Investment Partners Absolute Return Fund

Statement of Cash Flows (Unaudited)

For the Period from January 1, 2020 to June 30, 2020

Cash flows from operating activities
Net increase (decrease) in net assets resulting from operations	$(2,084,452)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Net realized (gain) loss from investments in investment funds	(16,605,246)
Net change in unrealized (appreciation) depreciation on investments in investment funds	14,555,519
Purchase of investments in investment funds	(27,258,982)
Proceeds from sale of investments in investment funds	95,251,151
(Increase) decrease in prepaid investments in investment funds	(4,100,000)
(Increase) decrease in receivable for investments sold	(9,816,134)
(Increase) decrease in Due from Alternative Investment Partners Absolute Return Fund STS	839,824
(Increase) decrease in other assets	(1,203)
Increase (decrease) in management fee payable	(203,043)
Increase (decrease) in shareholder servicing fee payable	(149,208)
Increase (decrease) in withholding tax payable	(849,824)
Increase (decrease) in transfer agent fee payable	3,026
Increase (decrease) in accrued expenses and other liabilities	(358,998)

Net cash provided by (used in) operating activities	49,222,430

Cash flows from financing activities
Proceeds from advances on line of credit	2,900,000
Repayments of advances on line of credit	(10,050,000)
Subscriptions	271,781
Repurchases	(42,602,359)

Net cash provided by (used in) financing activities	(49,480,578)

Net change in cash and cash equivalents	(258,148)
Cash and cash equivalents at beginning of period	3,607,788

Cash and cash equivalents at end of period	$3,349,640

Supplemental disclosure of cash flow information:
Cash paid during the period for interest	$984,447

The accompanying notes are an integral part of these financial statements and should be used in conjunction herewith.

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited)

June 30, 2020

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets	Next Available Redemption Date*	Liquidity**
Investment Funds
Commodity Trading Advisors – Managed Futures
Two Sigma Absolute Return Macro Enhanced Fund, LP	7/1/2014	$9,312,124	$9,695,555	3.08%	7/31/2020	Monthly

Total Commodity Trading Advisors – Managed Futures		9,312,124	9,695,555	3.08

Distressed
Cerberus Partners, L.P.	11/1/2009	2,399,594	7,477,590	2.37	(a)	(a)
Cerberus SPV, LLC	11/1/2009	1,482,140	5,343,045	1.70	(a)	(a)

Total Distressed		3,881,734	12,820,635	4.07

Equity Long/Short – High Hedge
Cinctive Global Fund LP	9/3/2019	13,578,411	13,796,173	4.39	9/30/2020	Quarterly
Deep Basin Long-Short Fund LP	2/1/2019	8,072,437	7,932,611	2.52	9/30/2020	Quarterly
Holocene Advisors Fund LP	4/1/2017	14,700,000	20,202,397	6.42	9/30/2020	Quarterly
Iron Triangle Fund LP	7/1/2019	9,808,603	11,141,976	3.54	9/30/2020	Quarterly
Magnetar Equity Opportunities Fund LLC	2/1/2011	590,002	2,746,145	0.87	7/31/2020	Monthly
Point72 Capital, L.P.	12/1/2018	14,083,299	16,517,641	5.25	9/30/2020	Quarterly

Total Equity Long/Short – High Hedge		60,832,752	72,336,943	22.99

Equity Long/Short – Opportunistic
Axon Partners, LP	10/1/2007	4,310,454	1,609,351	0.50	(a)	(a)
Pelham Global Financials Fund LP	6/1/2017	6,461,176	7,536,806	2.40	9/30/2020	Monthly
Pelham Long/Short Small Cap Fund LP	7/1/2015	1,487,384	2,075,238	0.66	9/30/2020	Quarterly
Pleiad Asia Onshore Feeder Fund	2/1/2016	8,093,510	9,584,853	3.05	9/30/2020	Quarterly

Total Equity Long/Short – Opportunistic		20,352,524	20,806,248	6.61

The accompanying notes are an integral part of these financial statements and should be used in conjunction herewith.

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

June 30, 2020

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets	Next Available Redemption Date*	Liquidity**
Investment Funds (continued)
Fixed Income Arbitrage
Obsidian Relative Value Strategy Fund, Ltd.	9/1/2018	$13,596,103	$16,888,645	5.37%	8/31/2020	Monthly
PGIM Fixed Income Global Liquidity Relative Value I, L.P.	3/1/2019	13,090,146	14,107,532	4.48	8/31/2020	Monthly

Total Fixed Income Arbitrage		26,686,249	30,996,177	9.85

Macro
AKAZ Onshore Fund LP	1/1/2019	8,491,476	10,780,685	3.43	9/30/2020	Quarterly
Autonomy Global Macro Fund LP	6/1/2013	8,052,157	10,647,771	3.39	8/31/2020	Monthly
Bellus Ventures II LP	6/1/2019	10,140,000	9,508,316	3.02	9/30/2020	Quarterly
Brevan Howard US Rates Opportunities Fund L.P.	12/1/2018	4,650,000	6,204,739	1.97	7/31/2020	Monthly
Broad Reach (US) Fund LP	2/1/2020	11,975,000	10,095,253	3.21	9/30/2020	Quarterly
D.E. Shaw Oculus Fund, L.L.C.	11/1/2006	6,091,471	15,788,711	5.02	9/30/2020	Quarterly
Element Capital US Feeder Fund LLC	7/1/2018	18,910,000	21,294,142	6.77	9/30/2020	Quarterly
One River Long Volatility SP	5/1/2020	5,425,000	5,328,426	1.69	7/31/2020	Monthly
Rokos Global Macro Fund LP	12/1/2015	12,995,000	19,798,725	6.29	9/30/2020	Monthly
X2 Opportunistic Debt Fund, LLC	2/1/2017	9,114,656	9,167,841	2.91	9/30/2020	Quarterly

Total Macro		95,844,760	118,614,609	37.70

Mortgage Arbitrage
Cerberus CMBS Opportunities Fund, L.P.	10/1/2014	9,152,565	8,650,465	2.75	(a)	(a)
Shelter Growth Opportunities Fund LP	2/1/2016	8,225,279	4,437,597	1.41	9/30/2020	Quarterly
Tilden Park Investment Fund LP	3/1/2012	5,108,773	10,956,597	3.48	(a)	(a)

Total Mortgage Arbitrage		22,486,617	24,044,659	7.64

Multi-Strategy
D.E. Shaw Composite Fund, L.L.C.	1/1/2006	293,669	403,477	0.13	(a)	(a)
Magnetar Capital Fund, LP	1/1/2008	119,163	142,034	0.05	(a)	(a)
Perry Partners, L.P.	11/1/2006	1,964	8,962	0.00	(a)	(a)
QVT SLV Onshore Ltd.	3/1/2012	259,233	411,486	0.13	(a)	(a)
QVT Special Investment Onshore Fund, Ltd.	3/1/2012	23,162	59,247	0.02	(a)	(a)
Sculptor Asia Domestic Partners LP	1/1/2006	17,704	38	0.00	(a)	(a)

Total Multi-Strategy		714,895	1,025,244	0.33

The accompanying notes are an integral part of these financial statements and should be used in conjunction herewith.

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

June 30, 2020

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets	Next Available Redemption Date*	Liquidity**
Investment Funds (continued)
Other Directional
BCIM Credit Opportunities, LP (b)	10/1/2014	$1,833,713	$3,730,822	1.19%	(a)	(a)
Burford Alternative Income Fund LP (b)	12/19/2018	4,876,607	5,731,111	1.82	(a)	(a)

Total Other Directional		6,710,320	9,461,933	3.01

Private Placements
QVT Roiv Hldgs Onshore Ltd.	1/1/2016	747,307	2,580,273	0.82	(a)	(a)
Sculptor Europe Domestic Partners II LP	4/1/2007	36,609	617	0.00	(a)	(a)

Total Private Placements		783,916	2,580,890	0.82

Statistical Arbitrage
D.E. Shaw Valence Fund, L.L.C.	1/1/2015	10,155,881	18,576,955	5.90	9/30/2020	Quarterly
Squarepoint Focus US Feeder LP	9/1/2019	10,350,000	11,066,848	3.52	9/30/2020	Monthly
Two Sigma Spectrum U.S. Fund, LP	5/1/2011	10,001,546	20,275,900	6.45	7/31/2021	Monthly to Quarterly

Total Statistical Arbitrage		30,507,427	49,919,703	15.87

Total Investments in Investment Funds		$278,113,318	352,302,596	111.97

Liabilities in excess of Other Assets			(37,653,600)	(11.97)

Total Net Assets			$314,648,996	100.00%

The accompanying notes are an integral part of these financial statements and should be used in conjunction herewith.

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

June 30, 2020

Detailed information about all of the Investment Funds’ portfolios is not available. Investment Funds are non-income producing.

*

Investments in Investment Funds may be composed of multiple tranches. The Next Available Redemption Date relates to the earliest date after June 30, 2020 that redemption from a tranche is available. Other tranches may have an available redemption date that is after the Next Available Redemption Date. Redemptions from Investment Funds may be subject to fees.

**	Available frequency of redemptions after initial lock-up period, if any. Different tranches may have different liquidity terms.
(a)

A portion or all of the Fund’s interests in the Investment Fund have restricted liquidity. In addition to any redemption proceeds that may have already been received, the Fund will continue to receive proceeds periodically as the Investment Fund is able to liquidate underlying investments.

(b)	The Investment Fund contains capital commitments. The general partner of the Investment Fund may call or distribute capital on a periodic basis.

The following table summarizes the initial commitment and unfunded amounts of the Investment Funds as of June 30, 2020, aggregated by investment strategy:

Investment Funds	Commitments	Unfunded
Other Directional
BCIM Credit Opportunities, LP	$13,681,123	$11,847,410
Burford Alternative Income Fund LP	$9,900,000	$5,023,393

The accompanying notes are an integral part of these financial statements and should be used in conjunction herewith.

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

June 30, 2020

Percent of
Strategy Allocation	Net Assets
Macro	37.70%
Equity Long/Short - High Hedge	22.99
Statistical Arbitrage	15.87
Fixed Income Arbitrage	9.85
Mortgage Arbitrage	7.64
Equity Long/Short - Opportunistic	6.61
Distressed	4.07
Commodity Trading Advisors - Managed Futures	3.08
Other Directional	3.01
Private Placements	0.82
Multi-Strategy	0.33

Total Investments in Investment Funds	111.97%

The accompanying notes are an integral part of these financial statements and should be used in conjunction herewith.

Alternative Investment Partners Absolute Return Fund

Notes to Financial Statements (Unaudited)

June 30, 2020

1.	Organization

Alternative Investment Partners Absolute Return Fund (the “Fund”) was organized under the laws of the State of Delaware as a statutory trust on May 12, 2005. The Fund commenced operations on January 1, 2006 and operates pursuant to an Agreement and Declaration of Trust (the “Trust Deed”). The Fund is registered under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Fund’s investment objective is to seek capital appreciation principally through investing in investment funds (“Investment Funds”) managed by third party investment managers who employ a variety of “absolute return” investment strategies in pursuit of attractive risk-adjusted returns consistent with the preservation of capital. “Absolute return” refers to a broad class of investment strategies that are managed without reference to the performance of equity, debt and other markets. “Absolute return” investment strategies allow investment managers the flexibility to use leveraged or short-sale positions to take advantage of perceived inefficiencies across the global capital markets. The Fund may seek to gain investment exposure to certain Investment Funds or to adjust market or risk exposure by entering into derivative transactions, such as total return swaps, options and futures.

Morgan Stanley Alternative Investment Partners LP serves as the Fund’s “Special Shareholder.” The Special Shareholder shall make such contributions to the capital of the Fund from time to time and has appointed a partnership representative for the Fund, which is treated as a partnership for U.S. federal income tax purposes. Morgan Stanley AIP GP LP serves as the Fund’s investment adviser (the “Investment Adviser”). The Adviser is responsible for providing day-to-day investment management services to the Fund, subject to the supervision of the Fund’s Board of Trustees (the “Board”). The Investment Adviser is an affiliate of Morgan Stanley. The Adviser is registered as an investment adviser under the U.S. Investment Advisers Act of 1940, as amended (the “Advisers Act”), and as a commodity trading adviser and a commodity pool operator with the Commodity Futures Trading Commission and the National Futures Association. The Fund’s term is perpetual unless the Fund is otherwise terminated under the terms of the Trust Deed or unless and until required by law.

The Fund is a “Master” fund in a “Master-Feeder” structure whereby the feeder fund invests substantially all of its assets in the Fund. As of June 30, 2020, Alternative Investment Partners Absolute Return Fund STS, an indirect feeder fund to the Fund, represented 60.96% of the Fund’s net assets.

The Board has overall responsibility for monitoring and overseeing the Fund’s investment program and its management and operations. None of the members of the Board are “interested persons” (as defined by the 1940 Act) of the Fund or the Investment Adviser.

The Fund offers on a continuous basis through Morgan Stanley Distribution, Inc. (the “Distributor”), an affiliate of Morgan Stanley, 1,500,000 shares of beneficial interest (“Shares”). The initial closing date (“Initial Closing Date”) for public offering of Shares was July 1, 2006. Shares were offered until the Initial Closing Date at an initial offering price of $1,000 per Share, plus any applicable sales load, and have been continuously offered thereafter for purchase as of the first day of each calendar month at the

Alternative Investment Partners Absolute Return Fund

Notes to Financial Statements (Unaudited) (continued)

1.	Organization (continued)

Fund’s then current net asset value per Share, plus any applicable sales load. The Distributor may enter into selected dealer agreements with various brokers and dealers (“Selling Agents”), some of which are affiliates of the Fund, that have agreed to participate in the distribution of the Fund’s Shares. Shares may also be purchased through any registered investment adviser (a “RIA”) that has entered into an arrangement with the Distributor for such RIA to recommend Shares to its clients in conjunction with a “wrap” fee, asset allocation or other management asset program by such RIA.

Shares are sold only to investors (“Shareholders”) that represent that they are “accredited investors” within the meaning of Rule 501(a) of Regulation D promulgated under the U.S. Securities Act of 1933, as amended. The minimum initial investment in the Fund by any Shareholder is $50,000. The minimum additional investment in the Fund by any Shareholder is $25,000. The minimum initial and additional investments may be reduced by the Fund with respect to certain Shareholders. Shareholders may only purchase their Shares through the Distributor, a Selling Agent or a RIA.

The Fund may from time to time offer to repurchase Shares (or portions of them) at net asset value pursuant to written tenders by Shareholders, and each such repurchase offer will generally apply to up to 15% of the net assets of the Fund. Repurchases are made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Shares (or portions of them) from Shareholders, the Board will consider the recommendations of the Adviser as to the timing of such an offer, as well as a variety of operational, business and economic factors. The Adviser expects that, generally, it will recommend to the Board that the Fund offers to repurchase Shares (or portions of them) from Shareholders quarterly, on each March 31, June 30, September 30 and December 31. In general, the Fund will initially pay at least 90% of the estimated value of the repurchased Shares to Shareholders as of the later of: (1) a period of within 30 days after the value of the Shares to be repurchased is determined, or (2) if the Fund has requested withdrawals of its capital from any Investment Funds in order to fund the repurchase of Shares, within ten business days after the Fund has received at least 90% of the aggregate amount withdrawn by the Fund from such Investment Funds. The remaining amount (the “Holdback Amount”) will be paid promptly after completion of the annual audit of the Fund and preparation of the Fund’s audited financial statements. As of June 30, 2020, the Holdback Amount was $325,067, which included any Holdback Amount for repurchases as of June 30, 2020, and was included in payable for share repurchases in the Statement of Assets and Liabilities.

2. Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“US GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. Management has determined that the Fund is an investment company in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies”, for the purpose of financial reporting.

Alternative Investment Partners Absolute Return Fund

Notes to Financial Statements (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases or decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund’s financial statements are stated in United States dollars.

Portfolio Valuation

The net asset value of the Fund is determined as of the close of business at the end of any fiscal period, generally monthly, in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

As of June 30, 2020, all of the Fund’s portfolio was comprised of investments in Investment Funds.

The Board has approved procedures pursuant to which the Fund values its investments in Investment Funds at fair value, which ordinarily will be the amount equal to the Fund’s pro rata interest in the net assets of each such Investment Fund (“NAV”), as such value is supplied by, or on behalf of, the Investment Fund’s investment manager from time to time, usually monthly. Values received from, or on behalf of, the Investment Funds’ respective investment managers are typically estimates only, subject to subsequent revision by such investment managers. Such values are generally net of management fees and performance incentive fees or allocations payable to the Investment Funds’ managers or general partners pursuant to the Investment Funds’ operating agreements. The Investment Funds value their underlying investments in accordance with policies established by each Investment Fund, as described in each of their financial statements or offering memoranda. The Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate.

Some of the Investment Funds may hold a portion of their assets in “side pockets,” which are sub-funds within the Investment Funds that have restricted liquidity, potentially extending over a much longer period than the typical liquidity an investment in the Investment Funds may provide. Should the Fund seek to liquidate its investment in an Investment Fund that maintains these side pockets, the Fund might not be able to fully liquidate its investment without delay, which could be considerable. In such cases, until the Fund is permitted to fully liquidate its interest in the Investment Fund, the fair value of its investment could fluctuate based on adjustments to the value of the side pocket as reported by the Investment Fund’s investment manager. At June 30, 2020, $2,164,479 of the Fund’s capital was invested in side pockets maintained by the Investment Funds.

The Adviser has designed ongoing due diligence processes with respect to Investment Funds and their investment managers, which assist the Adviser in assessing the quality of information provided by, or on behalf of, each Investment Fund and in determining whether such information continues to be reliable or whether further investigation is necessary. Such investigation, as applicable, may or may not require the Adviser to forego its normal reliance on the value supplied by, or on behalf of, such Investment Fund and to determine independently the fair value of the Fund’s interest in such Investment Fund, consistent with the Fund’s fair valuation procedures.

Alternative Investment Partners Absolute Return Fund

Notes to Financial Statements (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

Portfolio Valuation (continued)

Where no value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed by the Adviser not to be indicative of its fair value, the Adviser will determine the fair value of the Investment Fund. In order to determine the fair value of these Investment Funds, the Adviser has established the Fund of Hedge Funds Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for determining and implementing the Fund’s valuation policies and procedures, which have been adopted by the Board and are subject to Board supervision. The Valuation Committee consists of voting members from Morgan Stanley’s accounting, financial reporting and risk management groups, and non-voting members from portfolio management, legal and compliance groups. A member of the portfolio management team may attend each Valuation Committee meeting to provide knowledge, insight, and recommendations on valuation issues. The portfolio management team will recommend to the Valuation Committee a fair value for an investment using valuation techniques such as a market approach or income approach. In applying these valuation techniques, the portfolio management team uses their knowledge of the Investment Fund, industry expertise, information obtained through communication with the Investment Fund’s investment manager, and available relevant information as it considers material. After consideration of the portfolio management team’s recommendation, the Valuation Committee will determine, in good faith, the fair value of the Investment Fund. The Valuation Committee shall meet at least annually to analyze changes in fair value measurements. Because of the inherent uncertainty of valuation, the fair values of the Fund’s investments may differ significantly from the values that would have been used had a ready market for these Investment Funds held by the Fund been available.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash held on deposit and short term highly liquid investments that are readily convertible to known amounts of cash and have maturities of three months or less. Money market funds are recorded at fair value and are categorized as Level 1 securities as described in Note 4. As of June 30, 2020, cash equivalents consisted of investments in money market funds valued at $3,024,572. Investments in money market funds are valued at net asset value.

Income Recognition and Expenses

The Fund recognizes income and expenses on an accrual basis. Income, expenses and realized and unrealized gains and losses are recorded monthly. The changes in Investment Funds’ fair values are included in net change in unrealized appreciation/depreciation on investments in Investment Funds in the Statement of Operations. Realized gain (loss) from investments in Investment Funds is calculated using specific identification.

Alternative Investment Partners Absolute Return Fund

Notes to Financial Statements (continued)

2.	Significant Accounting Policies (continued)

Income and Withholding Taxes

No provision for federal, state, or local income taxes is required in the financial statements. In accordance with the U.S. Internal Revenue Code of 1986, as amended, each of the Shareholders and Special Shareholder is to include its respective share of the Fund’s realized profits or losses in its individual tax returns. The Fund files tax returns with the U.S. Internal Revenue Service and various states. The Fund expects to be treated as a partnership for U.S. federal income tax purposes.

The Fund is required to withhold up to 30% U.S. tax from U.S. source dividends and 20% (33% for non-corporate, non-U.S. investors) U.S. tax from effectively connected income allocable to its non-U.S. investors and remit those amounts to the U.S. Internal Revenue Service on behalf of the non-U.S. investors. The rate of withholding is generally the rate at which the particular non-U.S. Shareholder is subject to U.S. federal income tax. The non-U.S. Shareholders are obligated to indemnify the Fund for any taxes that the Fund is required to withhold as well as any interest or penalties. Withholding taxes result in a repurchase of Shares from the Fund for any non-U.S. Shareholders who incur the withholding.

For the period from January 1, 2020 to June 30, 2020, the Fund recorded an estimated tax withholding amount of $350,856 which is included in repurchases in the Statements of Changes in Net Assets. The Special Shareholder made no contributions to the capital of the Fund for U.S. Federal income tax purposes during this period.

The Fund has concluded there are no significant uncertain tax positions that would require recognition in the financial statements as of June 30, 2020. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Generally, open tax years under potential examination vary by jurisdiction, but at least each of the tax years in the four-year period ended December 31, 2019, remains subject to examination by major taxing authorities.

3.	Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Investment Funds in which the Fund invests may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, written option contracts, and swaps. The Fund’s risk of loss in each Investment Fund is limited to the value of the Fund’s interest in each Investment Fund as reported by the Fund.

4.	Fair Value of Financial Instruments

The fair value of the Fund’s assets and liabilities that qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets and Liabilities. Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. The Fund uses a three-tier hierarchy to distinguish between (a) inputs that reflect the assumptions market participants would use in pricing an asset or

Alternative Investment Partners Absolute Return Fund

Notes to Financial Statements (Unaudited) (continued)

4.	Fair Value of Financial Instruments (continued)

liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments), or short-term investments that are valued at amortized cost

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The units of account that are valued by the Fund are its interests in the Investment Funds or other financial instruments and not the underlying holdings of such Investment Funds or other financial instruments. Thus, the inputs used by the Fund to value its investments in each of the Investment Funds or other financial instruments may differ from the inputs used to value the underlying holdings of such Investment Funds or other financial instruments.

The Fund’s policy is to recognize transfers between Levels 1, 2, or 3 and transfers due to strategy reclassification, if any, as if they occurred as of the beginning of the reporting period. For the period from January 1, 2020 to June 30, 2020, the Fund did not have any transfers between Levels 1, 2, or 3.

As of June 30, 2020, all of the investments in Investment Funds are fair valued using the NAV as practical expedient and are therefore excluded from the fair value hierarchy.

Alternative Investment Partners Absolute Return Fund

Notes to Financial Statements (Unaudited) (continued)

5.	Investments in Investment Funds

The following table summarizes the fair value and liquidity terms of the Investment Funds as of June 30, 2020, aggregated by investment strategy:

Investment Funds	Fair Value	Redemption Frequency (if applicable)	Redemption Notice Period (if applicable)
Commodity Trading Advisors - Managed Futures (a)	$9,695,555	Monthly	15 days
Distressed (b)	12,820,635	Monthly to Semi-Annually	Not Applicable
Equity Long/Short - High Hedge (c)	72,336,943	Monthly to Quarterly	30-90 days
Equity Long/Short -Opportunistic (d)	20,806,248	Monthly to Quarterly	Not Applicable
Fixed Income Arbitrage (e)	30,996,177	Monthly	45-60 days
Macro (f)	118,614,609	Monthly to Quarterly	7-90 days
Mortgage Arbitrage (g)	24,044,659	Quarterly	90 days
Multi-Strategy (h)	1,025,244	Quarterly to Yearly	Not Applicable
Other Directional (i)	9,461,933	Not Applicable	30 days
Private Placement (j)	2,580,890	Monthly to Quarterly	Not Applicable
Statistical Arbitrage (k)	49,919,703	Monthly to Quarterly	55-90 days

Total Investment Funds	$352,302,596

(a)

Investment Funds in this strategy invest in a variety of futures contracts, including currencies, interest rates, stocks, stock market indexes, derivatives, and commodities. These Investment Funds build quantitative models to price futures and then take long and short positions in the futures.

(b)

Investment Funds in this strategy invest in, and may sell short, the securities of companies where the security’s price has been, or is expected to be, affected by a distressed situation such as a bankruptcy or corporate restructuring. Investment Fund tranches representing 4.07% of the Fund’s net assets have restricted liquidity. The Fund estimates the remaining restriction period for such Investment Fund tranches is unknown.

(c)	Investment Funds in this strategy seek to profit by exploiting pricing inefficiencies between related equity securities, neutralizing exposure to market risk by combining long and short positions.
(d)

Investment Funds in this strategy consist of a core holding of long equities hedged at all times with short sales of stocks or stock index options. Some of the Investment Funds’ respective investment managers maintain a substantial portion of assets within a hedged structure and commonly employ leverage. Investment Fund tranches representing 0.50% of the Fund’s net assets has restricted liquidity. The Fund estimates the remaining restriction period for such Investment Fund tranches to be 4 years.

(e)

Investment Funds in this strategy seeks to profit by exploiting pricing differences between related fixed income securities and their derivatives, neutralizing exposure to market risk by combining long and short positions.

(f)	Investment Funds in this strategy invest by making leveraged bets on anticipated price movements of stock markets, interest rates, foreign exchange and physical commodities.
(g)

Investment Funds in this strategy seek to exploit pricing differentials between various issues of mortgage-related bonds. Investment Fund tranches representing 6.23% of the Fund’s net assets have restricted liquidity. The Fund estimates the remaining restriction period for such Investment Fund tranches is unknown.

(h)

Investment Funds in this strategy tactically allocate capital to various hedge fund strategies based on their perceived risk and return profiles. Investment Fund tranches representing less than 0.01% of the Fund’s net assets have restricted liquidity. The Fund estimates the remaining restriction period for such Investment Fund tranches to be 2 years. Investment Fund tranches representing 0.33% of the Fund’s net assets have restricted liquidity. The Fund estimates the remaining restriction period for such Investment Fund tranches is unknown.

Alternative Investment Partners Absolute Return Fund

Notes to Financial Statements (Unaudited) (continued)

5.	Investments in Investment Funds (continued)

(i)

Investment Funds in this strategy invest in a broad group of directional strategies, often with little hedging. Investment Fund tranches representing 3.01% of the Fund’s net assets has restricted liquidity. The Fund estimates the remaining restriction period for such Investment Fund tranches is unknown.

(j)

Investment Funds in this strategy invest primarily in private (non-public) securities with limited liquidity. Investment Fund tranches representing 0.82% of the Fund’s net assets have restricted liquidity. The Fund estimates the remaining restriction period for such Investment Fund tranches to be 2 years.

(k)

Investment Funds in this strategy profit from temporary pricing discrepancies between related securities. This irregularity offers an opportunity to go long the cheaper security and to short the more expensive one in an attempt to profit as the prices of the two revert to their norm, or mean.

As of June 30, 2020, 14.96% of the Fund’s net assets were invested in Investment Funds with restricted liquidity or with the next available redemption date extending beyond one year from June 30, 2020.

For the period from January 1, 2020 to June 30, 2020, aggregate purchases and proceeds from sales of investments in Investment Funds were $27,258,982 and $95,251,151, respectively.

The cost of investments for federal income tax purposes is adjusted for items of taxable income or loss allocated to the Fund from the Investment Funds. The allocated taxable income or loss is reported to the Fund by the Investment Funds on Schedules K-1. Such tax adjustments for the period from January 1, 2020 to June 30, 2020 will be made once the Fund has received all 2019 Schedules K-1 from the Investment Funds.

6.	Investment Receivables and Prepaid Investments

As of June 30, 2020, $42,883,355 was due to the Fund from Investment Funds. The receivable amount represents the fair value of certain Investment Fund tranches, net of management fees and incentive fees/allocations, that were redeemed by the Fund at period-end or holdback amounts that will be received from certain Investment Funds. Substantially all of the receivable balance was collected subsequent to the balance sheet date.

Prepaid investments in Investment Funds represent amounts transferred to Investment Funds prior to period-end relating to investments to be made effective July 1, 2020, pursuant to each Investment Fund’s operating agreements. As of June 30, 2020, the Fund had $4,100,000 of prepaid investments in Investment funds.

Alternative Investment Partners Absolute Return Fund

Notes to Financial Statements (Unaudited) (continued)

7.	Management Fee, Related Party Transactions and Other

The Fund bears all expenses related to its investment program, including, but not limited to, expenses borne indirectly through the Fund’s investments in the underlying Investment Funds.

In consideration of the advisory and other services provided by the Investment Adviser to the Fund, the Fund pays the Investment Adviser a monthly management fee of 0.083% (1.00% on an annualized basis) of the Fund’s month end net asset value. The management fee is an expense paid out of the Fund’s assets and is computed based on the value of the net assets of the Fund as of the close of business on the last business day of each month, before adjustments for any repurchases effective on that day. The management fee is in addition to the asset-based fees and incentive fees or allocations charged by the underlying Investment Funds and indirectly borne by Shareholders in the Fund. For the period from January 1, 2020 to June 30, 2020, the Fund incurred management fees of $1,661,718, all of which was payable to the Investment Adviser at June 30, 2020.

The Distributor and Selling Agents may charge Shareholders a sales load of up to 3% of the Shareholder’s purchase. The Distributor or a Selling Agent may, in its discretion, waive the sales load for certain investors. In addition, purchasers of Shares in conjunction with certain “wrap” fee, asset allocation or other managed asset programs sponsored by a RIA, including an affiliate of the Adviser, or Morgan Stanley and its affiliates (including the Adviser) and the directors, partners, principals, officers and employees of any such RIA or any of the Adviser and its affiliates may not be charged a sales load.

The Fund pays the Distributor, and the Distributor pays each financial institution, broker-dealer and other industry professional (collectively, “Service Agents”) that enters into a Distribution and Shareholder Servicing Agreement with the Distributor, a monthly shareholder servicing fee of up to 0.0625% (0.75% on an annualized basis) of the net asset value of the outstanding Shares attributable to the clients of the Service Agent who are invested in the Fund through the Service Agent. In exchange for this fee, the Service Agent provides distribution, marketing and/or sales support services, including making the Fund available as an investment option to the Service Agent’s clients, offering the Fund as an option on any distribution “platform” the Service Agent administers, making information about the Fund available to clients, including the Fund’s Prospectus, statement of additional information and sales literature, engaging in education or marketing activities about the Fund and its characteristics and retaining or utilizing the services of sales professionals, consultants and other personnel to assist in marketing shares of the Fund to clients. For the period from January 1, 2020 to June 30, 2020 the Fund incurred shareholder servicing fees of $1,228,050, all of which was payable to the Distributor at June 30, 2020.

State Street Bank and Trust Company (“State Street”) provides accounting and administrative services to the Fund. Under an administrative services agreement, State Street is paid an administrative fee, computed and payable monthly at an annual rate ranging from 0.045% to 0.075%, based on the aggregate monthly net assets of certain Morgan Stanley products, including the Fund, for which State Street serves as the administrator.

Alternative Investment Partners Absolute Return Fund

Notes to Financial Statements (Unaudited) (continued)

7.	Management Fee, Related Party Transactions and Other (continued)

State Street also serves as the Fund’s custodian. Under a custody services agreement, State Street is paid a custody fee monthly at an annual rate of 0.020%, based on (i) the aggregate monthly net assets of certain Morgan Stanley products, including the Fund, for which State Street serves as the custodian, and (ii) investment purchases and sales activity related to the Fund.

The Fund is charged directly for certain reasonable out-of-pocket expenses related to the accounting, administrative and custodial services provided by State Street to the Fund.

The Fund has a deferred compensation plan (the “DC Plan”) that allows each member of the Board that is not an affiliate of Morgan Stanley to defer payment of all, or a portion, of the fees he or she receives for serving on the Board throughout the year. Each eligible member of the Board generally may elect to have the deferred amounts invested in the DC Plan in order to earn a return equal to the total return on one or more of the Morgan Stanley products that are offered as investment options under the DC Plan. Investments in the DC Plan, unrealized appreciation/depreciation on such investments and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. At June 30, 2020, the Fund’s proportionate share of assets attributable to the DC Plan was $22,724, which is included in the Statement of Assets and Liabilities under other assets and the deferred compensation obligation under accrued expenses and other liabilities.

UMB Fund Services, Inc. serves as the Funds transfer agent. Transfer agent fees are payable monthly based on an annual Fund base fee, annual per Shareholder account charges, and out-of-pocket expenses incurred by the transfer agent on the Fund’s behalf.

8.	Borrowings

Effective October 22, 2018, the Fund entered into a committed credit agreement with Bank of America, N.A. for a revolving line of credit (the “Facility”). The maximum availability under the Facility is the lesser of $100,000,000 commitment amount (“Commitment Amount”) or 30% of the Fund’s adjusted net assets, as defined in the credit agreement, subject to specific asset-based covenants. The Fund must borrow at least 60% of the Commitment Amount. The annual interest rate on borrowings is the greater of the Federal Funds Rate plus 1.75% or the overnight USD LIBOR rate plus 1.25%. Under the terms of the Facility, borrowings are repayable no later than October 21, 2020, the termination date of the Facility. At June 30, 2020, there was $70,096,267 outstanding against the Facility. For the period from January 1, 2020 to June 30, 2020, the Fund incurred interest expense of $875,320 in connection with the Facility. Borrowings are secured by the Fund’s investments in Investment Funds. Detailed below is summary information concerning the borrowings:

# of Days Outstanding	Average Daily Balance	Annualized Weighted Average Rate
182	$72,569,619	2.39%

Alternative Investment Partners Absolute Return Fund

Notes to Financial Statements (Unaudited) (continued)

9.	Contractual Obligations

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10.	Financial Highlights

The following represents per Share data, ratios to average net assets and other financial highlights information for Shareholders. The calculations below are not annualized for the periods less than one year.

	For the Period from January 1, 2020 to June 30, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015
For a Share outstanding throughout the period:
Net asset value, beginning of period	$1,737.31	$1,634.99	$1,663.23	$1,588.42	$1,601.67	$1,532.47

Net investment income (loss) (a)	(21.17)	(44.21)	(45.25)	(41.33)	(38.37)	(37.42)
Net realized and unrealized gain (loss) from investments	16.25	146.53	17.01	116.14	25.12	106.62

Net increase (decrease) resulting from operations	(4.92)	102.32	(28.24)	74.81	(13.25)	69.20

Net asset value, end of period	$1,732.39	$1,737.31	$1,634.99	$1,663.23	$1,588.42	$1,601.67

Total return (b)	(0.28%)	6.26%	(1.70%)	4.71%	(0.83%)	4.52%
Ratio of total expenses (c)	1.26%	2.70%	2.75%	2.56%	2.47%	2.37%
Ratio of net investment income (loss) (d)	(1.25%)	(2.61%)	(2.70%)	(2.53%)	(2.46%)	(2.37%)
Portfolio turnover	7%	33%	22%	14%	21%	20%
Senior security, end of period (000s)	$70,096	$77,246	$97,646	$90,145	$109,246	$128,426
Asset coverage per $1,000 of senior security principal amount (e)	$5,489	$5,512	$5,061	$6,066	$5,589	$5,477
Net assets, end of period (000s)	$314,649	$348,561	$396,559	$456,666	$501,362	$574,921

(a)	Calculated based on the average shares outstanding methodology.
(b)

Total return assumes a subscription of a Share in the Fund at the beginning of the period indicated and a repurchase of the Share on the last day of the period, and does not reflect the impact of the sales load, if any, incurred when subscribing to the Fund.

(c)	Ratio does not reflect the Fund’s proportionate share of the expenses of the Investment Funds.
(d)	Ratio does not reflect the Fund’s proportionate share of the income and expenses of the Investment Funds.
(e)

Represents asset coverage per $1,000 of indebtedness calculated by subtracting the Fund’s liabilities and indebtedness not represented by senior securities from the Fund’s total assets, then the result divided by the aggregate amount of the Fund’s senior securities representing indebtedness, and multiplying the result by 1,000.

The above ratios and total returns have been calculated for the Shareholders taken as a whole. An individual Shareholder’s return and ratios may vary from these returns and ratios due to the timing of Share transactions and withholding tax allocation, as applicable.

Alternative Investment Partners Absolute Return Fund

Notes to Financial Statements (Unaudited) (continued)

11. Subsequent Events

Unless otherwise stated throughout the Notes to Financial Statements, the Fund noted no subsequent events that require disclosure in or adjustment to the financial statements.

Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak could impact the operations and financial performance of certain of the Fund’s investments. The extent of the impact to the financial performance of the Fund’s investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund’s investments are impacted because of these factors for an extended period, the performance of the Fund’s investments may be adversely affected.

Alternative Investment Partners Absolute Return Fund

Investment Advisory Agreement Approval (Unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the Fund’s investment advisory agreement, including selection of Investment Funds for investment of the Fund’s assets, allocation of the Fund’s assets among, and monitoring performance of, Investment Funds, evaluation of risk exposure of Investment Funds and reputation, experience and training of investment managers, management of short-term cash and operations of the Fund, day-to-day portfolio management and general due diligence examination of Investment Funds before and after committing assets of the Fund for investment. The Board considered the Adviser’s investment in personnel and infrastructure that benefits the Fund. (The investment advisory agreement is referred to as the “Advisory Agreement.”) The Board also reviewed and considered the nature and extent of the non-advisory, administrative services that the Adviser provides, or arranges at its expense, under the Advisory Agreement, including among other things, providing to the Fund office facilities, equipment and personnel. The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers.

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Advisory Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance of the Fund compared to an appropriate benchmark and its peers, as determined by the Adviser. The Board also reviewed the fees and expenses of the Fund compared to its peers, as prepared by Strategic Insight. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund’s performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2019, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund underperformed its benchmark for the one- and three-year period but outperformed its benchmark for the five-year periods. The Board discussed with the Adviser the level of the advisory fee for the Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Strategic Insight. In addition to the advisory fee, the Board also reviewed the Fund’s total expense ratio. When a fund’s advisory fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund’s advisory fee was lower than its peer group average and the total expense ratio was higher than its peer group average. After discussion, the Board concluded that the Fund’s (i) performance was acceptable, (ii) advisory fee was competitive with its peer group average and (iii) total expense ratio was acceptable.

Alternative Investment Partners Absolute Return Fund

Investment Advisory Agreement Approval (Unaudited) (continued)

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund’s total expense ratio and particularly the Fund’s advisory fee rate, which does not include breakpoints. In conjunction with its review of the Adviser’s profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the advisory fee level is appropriate relative to current and projected asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board concluded that economies of scale for the Fund were not a factor that needed to be considered at the present time.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser’s expenses and profitability supports its decision to approve the Advisory Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds’ portfolio trading. The Board considered sales charges on shares of the Fund charged by a broker-dealer affiliate of the Adviser. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser’s costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Advisory Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Advisory Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Advisory Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Alternative Investment Partners Absolute Return Fund

Investment Advisory Agreement Approval (Unaudited) (continued)

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.

As part of the Board’s review, the Board received information from management on the impact of COVID-19 on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic’s current and expected impact on the Fund’s performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its Shareholders to approve renewal of the Advisory Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Advisory Agreement.

Alternative Investment Partners Absolute Return Fund

Proxy Voting Policies and Procedures and Proxy Voting Record (Unaudited)

If applicable, a copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s investments; and (2) how the Fund voted proxies relating to Fund investments during the most recent period ended June 30, is available without charge, upon request, by calling the Fund at 1-888-322-4675. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Portfolio Schedule (Unaudited)

The Fund also files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the Fund’s first and third fiscal quarters on Form N-PORT. The Fund’s Forms N-PORT are available on the Securities and Exchange Commission’s website at http://www.sec.gov. Once filed, the most recent Form N-PORT will be available without charge, upon request, by calling the Fund at 1-888-322-4675.

Alternative Investment Partners Absolute Return Fund
100 Front Street, Suite 400
West Conshohocken, PA 19428

Trustees	Legal Counsel
W. Allen Reed, Chair of the Board	Dechert LLP
Frank L. Bowman	1095 Avenue of the Americas
Kathleen A. Dennis	New York, NY 10036
Nancy C. Everett
Jakki L. Haussler	Counsel to the Independent Trustees
Dr. Manuel H. Johnson	Perkins Coie LLP
Joseph J. Kearns	1155 Avenue of the Americas
Michael F. Klein	New York, New York 10036
Patricia Maleski

Officers
John H. Gernon, President and Principal Executive Officer
Matthew Graver, Vice President
Michael J. Key, Vice President
Timothy Knierim, Chief Compliance Officer
Francis J. Smith, Treasurer and Principal Financial Officer
Mary E. Mullin, Secretary

Investment Adviser
Morgan Stanley AIP GP LP
100 Front Street, Suite 400
West Conshohocken, PA 19428

Administrator, Custodian, Fund Accounting Agent and Escrow Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Transfer Agent
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
One Commerce Square
2005 Market Street, Suite 700
Philadelphia, PA 19103

ITEM 2.	CODE OF ETHICS. Not applicable to a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable to a semi-annual report.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable to a semi-annual report.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS. Not applicable to the Registrant.

ITEM 6.	INVESTMENTS.

(a)	Schedule of Investments. Refer to Item 1.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable to a semi-annual report.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

4

ITEM 13.	EXHIBITS.

(a)

(1)	The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto. Not applicable to a semi-annual report.

(2)	Certifications of Principal Executive Officer and Principal Financial Officer are attached to this report as part of EX-99.CERT.

5

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALTERNATIVE INVESTMENT PARTNERS ABSOLUTE RETURN FUND STS

By:	/s/ John H. Gernon
Name: John H. Gernon
Title: President
Date: September 2, 2020

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Gernon
Name: John H. Gernon
Title: Principal Executive Officer
Date: September 2, 2020

By:	/s/ Francis J. Smith
Name: Francis J. Smith
Title: Principal Financial Officer
Date: September 2, 2020

6